CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Ceded premiums earned	$ 10,004	$ 10,600	$ 11,054
Contract charges, reinsurance ceded	7,978	7,945	8,279
Policyholder benefits and claims incurred, ceded	(11,666)	(13,687)	(11,016)
Interest credited to contractholder funds	$ (4,503)	$ (4,307)	$ (4,533)